Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - Significant unobservable inputs (Level 3) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets	£ 20,972	£ 16,195
Liabilities	(7,194)	(6,233)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Assets	2,211	1,568
Liabilities	(353)	(352)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Assets	620	209
Liabilities	(934)	(517)
Loans
Disclosure of detailed information about financial instruments [line items]
Assets	11,404	8,986
Liabilities	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Assets	183	145
Liabilities	0	0
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Assets	2,145	605
Liabilities	(2)	0
Issued debt
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Liabilities	(1,539)	(637)
Other
Disclosure of detailed information about financial instruments [line items]
Assets	1,588	1,142
Liabilities	(31)	(74)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	1,622	2,211
Liabilities	(1,538)	(1,701)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	175	111
Liabilities	(118)	(91)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	216	241
Liabilities	(798)	(820)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	808	977
Liabilities	£ (1,881)	£ (2,041)